LONG-TERM LOANS AND OTHER BORROWINGS - Other borrowings agreements (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)
Borrowings and other credit facilities
Unused facility	Rp 28,995.0	$ 96
Pt Sarana Multi Infrastructure Other Borrowings Issued On March 292019 [Member] | Minimum
Borrowings and other credit facilities
Net debt to EBITDA ratio	4.00%
The company | PT Sarana Multi Infrastruktur
Borrowings and other credit facilities
Maximum debt to equity ratio	2
Minimum debt service coverage	125.00%
Quarterly repayment of interest | The company | Pt Sarana Multi Infrastructure Other Borrowings Issued On March 292019 [Member] | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.75%	1.75%
Repayment of Interest, Semi Annually | Pt Sarana Multi Infrastructure Other Borrowings Issued On March 292019 [Member] | Rupiah | Telkomsat
Borrowings and other credit facilities
Total facility	Rp 164.0
Current period payment	Rp 24.0
Interest rate (as a percent)	1.75%	1.75%
Repayment of Interest, Semi Annually | The company | Pt Sarana Multi Infrastructure Other Borrowings Issued On March 292019 [Member] | Rupiah
Borrowings and other credit facilities
Total facility	Rp 2,836.0
Current period payment	Rp 700.0